Goodwill and Intangible Assets - Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 246,989	$ 3,255	₨ 139,127	₨ 131,012
Americas 1 [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	77,106		64,573
Americas 2 [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	84,166		34,038
Europe [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	64,288		26,641
Asia Pacific Middle East Africa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 21,429		₨ 13,875